Debt issued designated at fair value (Table)	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Liabilities [Line Items]
Debt issued designated at fair value

Debt issued designated at fair value
USD m 30.6.25 31.3.25 31.12.24
Equity-linked
1
59,645 57,151 54,069
Rates-linked

23,607 23,778 23,641
Credit-linked 4,197 5,354 5,225
Fixed-rate 14,180 14,352 14,250
Commodity-linked 3,140 3,462 3,592
Other 8,752 7,995 7,131
of which: debt that contributes to total loss-absorbing capacity 5,751 5,263 4,934
Total debt issued designated at fair value
2
113,522 112,092 107,909
of which: issued by UBS AG standalone with original maturity greater than one year
3
89,883 85,588 82,491
of which: issued by Credit Suisse International standalone

with original maturity greater than one year
3 2 110 96
1 Includes investment

fund unit-linked

instruments issued.

2 As of 30

June 2025,
100
% of Total

debt issued

designated at

fair value

was unsecured

(31 March 2025:
100
% and 31

December 2024:
100
%).

3 Based on original contractual maturity without considering any early redemption features.